Foreign currency transactions	12 Months Ended
Dec. 31, 2019
Foreign Exchange Rates [Abstract]
Foreign currency transactions
31.	Foreign currency transactions
a.	Transactions denominated in foreign currency for the years ended December 31, 2017, 2018 and 2019 were as follows:

	2017	2018	2019
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	135,776	150,488	172,780
Revenues for recovery expenses	1,362	1,820	2,281
Technical assistance fees	5,738	5,859	5,971
Other expenses	54,198	61,078	75,868

b.	The exchange rates in effect on the dates of the consolidated financial statements and it’s issuance date were as follows:

	December 31,						May 22,
	2017		2018		2019		2020
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	19.7354	Ps.	19.6829	Ps.	18.8452	Ps.	23.2962